                              [NATIONWIDE LOGO(R)]


                                  NATIONWIDE(R)
                                  VLI SEPARATE
                                    ACCOUNT-3


                                  ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS

                                DECEMBER 31, 1995



                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

                        [NATIONWIDE LIFE INSURANCE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216

                           [PHOTO OF PETER F. FRENZER]
                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to bring you the 1995 annual report of the Nationwide VLI Separate Account-3.

Both equity and fixed income investments turned in a stellar performance during 1995. The major market indices ended the year fully one-third or more higher than their levels at the beginning of the year. These results equate directly to the returns enjoyed by our variable annuity participants and contract owners.

Low interest rates and modest inflation should provide a continued favorable environment for stocks and fixed income investments during 1996. Slowing levels of economic activity and uncertainty about corporate profits may, however, dampen a repeat of the strong 1995 market performance. The diverse offering of investment options within your contract should enable you to take advantage of changing market conditions.

The year 1995 was a record-setting sales year for our variable investment products. For this we thank you, our valued customer, for your confidence in the Nationwide Insurance Enterprise and in our products. Please do not hesitate to let us know how we can better serve your financial planning and retirement needs.



                              /s/ Peter F. Frenzer
                           Peter F. Frenzer, President

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1995


ASSETS:
  Investments at market value:
     The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         1,175 shares (cost $19,722) ..........................................       $    20,334
     Dreyfus Stock Index Fund (DryStkIx)
         6,026 shares (cost $97,709) ..........................................           103,651
     Fidelity VIP - Equity-Income Portfolio (FidEqInc)
         3,771 shares (cost $69,019) ..........................................            72,665
     Fidelity VIP - Growth Portfolio (FidGro)
         4,895 shares (cost $147,327) .........................................           142,939
     Fidelity VIP - High Income Portfolio (FidHiInc)
         1,099 shares (cost $12,824) ..........................................            13,247
     Fidelity VIP - Overseas Portfolio (FidOSeas)
         515 shares (cost $8,514) .............................................             8,777
     Fidelity VIP-II - Asset Manager Portfolio (FidAsMgr)
         4,090 shares (cost $61,030) ..........................................            64,579
     Fidelity VIP-II - Contrafund Portfolio (FidContP)
         2,604 shares (cost $35,749) ..........................................            35,887
     Nationwide SAT - Capital Appreciation Fund (NWCapApp)
         251,487 shares (cost $2,811,872) .....................................         3,390,050
     Nationwide SAT - Government Bond Fund (NWGvtBd)
         139,623 shares (cost $1,535,161) .....................................         1,586,120
     Nationwide SAT - Money Market Fund (NWMyMkt)
         408,352 shares (cost $408,352) .......................................           408,352
     Nationwide SAT - Small Company Fund (NWSmCoFd)
         213 shares (cost $2,349) .............................................             2,432
     Nationwide SAT - Total Return Fund (NWTotRet)
         859,561 shares (cost $8,971,057) .....................................         9,919,331
     Neuberger & Berman - Balanced Portfolio (NBBal)
         65,727 shares (cost $997,222) ........................................         1,151,530
     Neuberger & Berman - Growth Portfolio (NBGro)
         1,415 shares (cost $36,869) ..........................................            36,582
     Neuberger & Berman - Limited Maturity Bond Portfolio (NBLtdMat)
         500 shares (cost $7,109) .............................................             7,351
     Neuberger & Berman Advisers Management Trust - Partners Portfolio (NBPart)
         1,365 shares (cost $17,070) ..........................................            18,055
     Oppenheimer - Bond Fund (OppBdFd)
         618 shares (cost $7,177) .............................................             7,312
     Oppenheimer - Global Securities Fund (OppGlSec)
         425 shares (cost $6,485) .............................................             6,368
     Oppenheimer - Multiple Strategies Fund (OppMult)
         141 shares (cost $2,014) .............................................             2,045
     Strong VIP - Strong Discovery Fund II (StDisc2)
         708 shares (cost $9,271) .............................................             9,510
     Strong VIP - Strong Special Fund II, Inc. (StSpec2)
         2,018 shares (cost $33,076) ..........................................            34,394
     TCI Portfolios, Inc. - TCI Advantage (TCIAdv)
         124,250 shares (cost $670,471) .......................................           769,107
     TCI Portfolios, Inc. - TCI Balanced (TCIBal)
         981 shares (cost $6,835) .............................................             6,907
     TCI Portfolios, Inc. - TCI Growth (TCIGro)
         3,323 shares (cost $40,499) ..........................................            40,073
     TCI Portfolios, Inc. - TCI International (TCIInt)
         56 shares (cost $291) ................................................               300
     Van Eck - Gold and Natural Resources Fund (VEGoldNR)
         422 shares (cost $6,064) .............................................             6,087
     Van Eck - Worldwide Bond Fund (VEWrldBd)
         45 shares (cost $498) ................................................               500
     Van Kampen American Capital - Real Estate Securities Fund (VKACRESec)
         38 shares (cost $403) ................................................               410
     Warburg Pincus - International Equity Portfolio (WPIntEq)
         246 shares (cost $2,565) .............................................             2,621
     Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)
         4,081 shares (cost $44,454) ..........................................            51,056
                                                                                      -----------
               Total assets ...................................................        17,918,572
     ACCOUNTS PAYABLE .........................................................            14,179
                                                                                      -----------
     CONTRACT OWNERS' EQUITY ..................................................       $17,904,393
                                                                                      ===========

Contract owners' equity represented by:                              Units             Unit Value
                                                                     -----             ----------

The Dreyfus Socially Responsible Growth Fund, Inc. ......             1,412       $      14.401809       $    20,335
The Dreyfus Stock Index Fund ............................             7,526              13.775382           103,674
Fidelity VIP - Equity-Income Portfolio ..................             3,343              22.215745            74,267
Fidelity VIP - Growth Portfolio .........................             6,753              21.256059           143,542
Fidelity VIP - High Income Portfolio ....................               639              20.852993            13,325
Fidelity VIP - Overseas Portfolio .......................               644              13.645033             8,787
Fidelity VIP-II - Asset Manager Portfolio ...............             4,040              15.982529            64,569
Fidelity VIP-II - Contrafund Portfolio ..................             3,236              11.099135            35,917
Nationwide SAT - Capital Appreciation Fund...............           230,417              14.713230         3,390,178
Nationwide SAT - Government Bond Fund....................           105,852              14.984933         1,586,185
Nationwide SAT - Money Market Fund ......................            34,837              11.714295           408,091
Nationwide SAT - Small Company Fund .....................               213              11.420759             2,433
Nationwide SAT - Total Return Fund.......................           545,254              18.192762         9,919,676
Neuberger & Berman - Balanced Portfolio .................            81,338              14.157643         1,151,554
Neuberger & Berman - Growth Portfolio ...................             2,305              15.962482            36,794
Neuberger & Berman - Limited Maturity Bond Portfolio ....               564              13.096811             7,387
Neuberger & Berman - Partners Portfolio .................             1,328              13.591346            18,049
Oppenheimer - Bond Fund .................................               482              15.164813             7,309
Oppenheimer - Global Securities Fund ....................               555              11.542134             6,406
Oppenheimer - Multiple Strategies Fund ..................               128              16.100377             2,061
Strong VIP - Strong Discovery Fund II ...................               582              16.514850             9,612
Strong VIP - Strong Special Fund II, Inc. ...............             1,891              18.408627            34,811
TCI Portfolios, Inc. - TCI Advantage ....................            32,338              13.112917           424,046
TCI Portfolios, Inc. - TCI Advantage (Depositor).........            25,000              13.802855           345,071
TCI Portfolios, Inc. - TCI Balanced .....................               524              13.155049             6,893
TCI Portfolios, Inc. - TCI Growth .......................             2,481              16.149061            40,066
TCI Portfolios, Inc. - TCI International ................                31              10.477472               325
Van Eck - Gold and Natural Resources Fund ...............               390              15.612002             6,089
Van Eck - Worldwide Bond Fund ...........................                39              13.253457               517
Van Kampen American Capital - Real Estate Securities Fund                38              10.792212               410
Warburg Pincus - International Equity Portfolio .........               238              10.687672             2,544
Warburg Pincus - Small Company Growth Portfolio .........             2,686              12.461074            33,470
                                                                    =======              =========       -----------

                                                                                                         $17,904,393
                                                                                                         ===========



See accompanying notes to financial statements.

================================================================================

================================================================================


                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                                                 1995                1994                 1993
                                                            ------------          ----------          ----------
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends ...........       $  1,084,513             494,868             145,831
                                                            ------------          ----------          ----------
   Gain (loss) on investments:
      Proceeds from redemptions of mutual fund shares          2,252,228           4,179,645           3,254,854
      Cost of mutual fund shares sold ...............         (2,113,393)         (4,147,943)         (3,222,467)
                                                            ------------          ----------          ----------
      Realized gain (loss) on investments ...........            138,835              31,702              32,387
      Change in unrealized gain (loss) on investments          2,274,433            (556,146)            107,861
                                                            ------------          ----------          ----------
      Net gain (loss) on investments ................          2,413,268            (524,444)            140,248
                                                            ------------          ----------          ----------
          Net investment activity ...................          3,497,781             (29,576)            286,079
                                                            ------------          ----------          ----------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners ..          4,661,075           8,317,542           6,745,862
   Surrenders (note 2d) .............................           (427,125)           (172,813)           (114,800)
   Death Benefits (note 4) ..........................            (11,836)            (17,276)               --
   Policy loans (net of repayments) (note 5) ........           (212,115)            (85,214)             (6,841)
                                                            ------------          ----------          ----------
          Net equity transactions ...................          4,009,999           8,042,239           6,624,221
                                                            ------------          ----------          ----------

EXPENSES:
   Deductions for surrender charges (note 2d)  ......            (71,008)            (59,849)            (44,036)
   Redemptions to pay cost of insurance charges
      and administrative charges (notes 2b and 2c) ..         (2,073,851)         (2,524,466)         (1,065,559)
   Deductions for asset charges (note 3) ............           (119,641)            (80,632)            (24,233)
                                                            ------------          ----------          ----------
          Total expenses ............................         (2,264,500)         (2,664,947)         (1,133,828)
                                                            ------------          ----------          ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............          5,243,280           5,347,716           5,776,472
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........         12,661,113           7,313,397           1,536,925
                                                            ------------          ----------          ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............       $ 17,904,393          12,661,113           7,313,397
                                                            ============          ==========          ==========


See accompanying notes to financial statements.

================================================================================

================================================================================
                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1995, 1994 AND 1993

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      (a) Organization and Nature of Operations

       The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (Depositor) transferred to the Account 50,000 shares of TCI Portfolios, Inc.-TCI Advantage, for which it was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

       The Company offers Modified Single Premium and Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

      (b) The Contracts

       Only contracts with a front-end sales load, a surrender charge and certain other fees have been purchased. See note 2 for a discussion of policy charges and note 3 for asset charges.

       Contract owners may invest in the following funds:

       The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

       Dreyfus Stock Index Fund (DryStkIx)(formerly Dreyfus Life and Annuity Index Fund, Inc. (DLAI))

       Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
       VIP);

          Fidelity VIP - Equity-Income Portfolio (FidEqInc)
          Fidelity VIP - Growth Portfolio (FidGro)
          Fidelity VIP - High Income Portfolio (FidHiInc)
          Fidelity VIP - Overseas Portfolio (FidOSeas)

       Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);

          Fidelity VIP-II - Asset Manager Portfolio (FidAsMgr)

          Fidelity VIP-II - Contrafund Portfolio (FidContP)

       Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

          Nationwide SAT - Capital Appreciation Fund (NWCapApp)
          Nationwide SAT - Government Bond Fund (NWGvtBd)
          Nationwide SAT - Money Market Fund (NWMyMkt)
          Nationwide SAT - Small Company Fund (NWSmCoFd)
          Nationwide SAT - Total Return Fund (NWTotRet)

       Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman);

          Neuberger & Berman - Balanced Portfolio (NBBal)
          Neuberger & Berman - Growth Portfolio (NBGro)
          Neuberger & Berman - Limited Maturity Bond Portfolio (NBLtdMat) Neuberger & Berman - Partners Portfolio (NBPart)

       Funds of the Oppenheimer Variable Account Funds (Oppenheimer);

          Oppenheimer - Bond Fund (OppBdFd)
          Oppenheimer - Global Securities Fund (OppGlSec)
          Oppenheimer - Multiple Strategies Fund (OppMult)

       Funds of the Strong Variable Insurance Products Funds (Strong VIP);

          Strong VIP - Strong Discovery Fund II (StDisc2)
          Strong VIP - Strong International Stock Fund II (StIntStk2) Strong VIP - Strong Special Fund II, Inc. (StSpec2)

       Portfolios of the TCI Portfolios, Inc. (TCI Portfolios);

          TCI Portfolios - TCI Advantage (TCIAdv)
          TCI Portfolios - TCI Balanced (TCIBal)
          TCI Portfolios - TCI Growth (TCIGro)
          TCI Portfolios - TCI International (TCIInt)

       Funds of the Van Eck Worldwide Insurance Trust (Van Eck) (formerly Van Eck Investment Trust);

          Van Eck - Gold and Natural Resources Fund (VEGoldNR)
          Van Eck - Worldwide Bond Fund (VEWrldBd) (formerly Van Eck - Global
                    Bond Fund (VEGlobBd))

       Fund of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital);

          Van Kampen American Capital - Real Estate Securities Fund (VKACRESec)

       Portfolios of the Warburg Pincus Trust (Warburg Pincus);

          Warburg Pincus - International Equity Portfolio (WPIntEq) Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)

       At December 31, 1995, contract owners have invested in all of the above funds except Strong VIP - Strong International Stock Fund II (StIntStk2). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

       (c) Security Valuation, Transactions and Related Investment Income

       The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1995. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

       (d) Federal Income Taxes

       Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

       The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

       (e) Use of Estimates in the Preparation of Financial Statements

       The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)   POLICY CHARGES

      (a) Deductions from Premium

       On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

      (b) Cost of Insurance

       A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

      (c) Administrative Charges

       For flexible premium contracts, the Company currently deducts a monthly administrative charge of $25 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

       The above charges are assessed against each contract by liquidating units.

      (d) Surrenders

       Policy surrenders result in a redemption of the contract value from the Separate Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

       No surrender charge is assessed on any contract surrendered after the ninth year.

       The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)     Asset Charges

       The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. This charge is assessed through the unit value calculation.

(4)     Death Benefits

       Death benefits result in a redemption of the contract value from the Separate Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)     Policy Loans (Net of Repayments)

       Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

       At the time the loan is granted, the amount of the loan plus interest, if any, is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral back to the Account.

(6)     SCHEDULE I

       Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

          - Beginning unit value - Jan. 1

          - Reinvested capital gains and dividends

            (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

          - Unrealized gain (loss)

            (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

          - Asset charges (This amount reflects the decrease in the unit value due to the charges discussed in note 3.)

          - Ending unit value - Dec. 31

          - Percentage increase (decrease) in unit value.

================================================================================

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-3             SCHEDULE I
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                     DrySRGro   DryStkIx     FidEqInc     FidGro     FidHiInc    FidOSeas    FidAsMgr     FidContP
                                     --------   --------     --------     ------     --------    --------    --------     --------
1995***
  Beginning unit value - Jan. 1    $13.083801    12.456650   19.991986   21.077777   19.897254   13.633767   15.029765   10.655665
----------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital
     gains and
     dividends                        .396430      .239425     .229029     .000000     .000000     .000000     .000000     .143118
----------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)              .967071     1.122261    2.063681     .249916    1.022818     .055055    1.003384     .336322
----------------------------------------------------------------------------------------------------------------------------------
  Asset charges                      (.045493)    (.042954)   (.068951)   (.071634)   (.067079)   (.043789)   (.050620)   (.035970)
----------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31      $14.401809    13.775382   22.215745   21.256059   20.852993   13.645033   15.982529   11.099135
----------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
     (decrease) in
     unit value*(a)                   10%(b)     11%(b)       11%(b)       1%(b)       5%(b)       0%(b)       6%(b)        4%(b)
==================================================================================================================================
  1994
  Beginning unit value - Jan.1          **         **           **          **          **          **          **           **
----------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital
     gains and
     dividends
----------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)
----------------------------------------------------------------------------------------------------------------------------------
  Asset charges
----------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31
----------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
     (decrease) in
     unit value*(a)
==================================================================================================================================
  1993
  Beginning unit value - Jan. 1         **         **           **          **          **          **          **           **
----------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital
     gains and
     dividends
----------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)
----------------------------------------------------------------------------------------------------------------------------------
  Asset charges
----------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31
----------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
     (decrease) in
     unit value*(a)
==================================================================================================================================

  *    An annualized rate of return cannot be determined as:
       (a) Asset charges do not include the policy charges discussed in note 2; and (b) This investment option was not utilized for the entire year indicated.

 **    This investment option was not available or was not utilized.

***    No other investment options were being utilized.

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                      NWCapApp        NWGvtBd     NWMyMkt     NWSmCoFd        NWTotRet        NBBal
                                      --------        -------     -------     --------        --------        -----
1995***
   Beginning unit value - Jan. 1    $  11.465403     12.720514    11.176411   10.000000       14.205723     11.531273
---------------------------------------------------------------------------------------------------------------------
   Reinvested capital
      gains and
      dividends                          .653781       .903001      .629782     .017475        1.413734       .293664
---------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)               2.696528      1.472503      .000000    1.418968        2.703396      2.438125
---------------------------------------------------------------------------------------------------------------------
   Asset charges                        (.102482)     (.111085)    (.091898)   (.015684)       (.130091)     (.105419)
---------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $  14.713230     14.984933    11.714295   11.420759       18.192762     14.157643
---------------------------------------------------------------------------------------------------------------------
   Percentage increase
      (decrease) in
      unit value*(a)                          28%           18%           5%         14%(b)          28%           23%
=====================================================================================================================
1994
   Beginning unit value - Jan.1     $  11.662121     13.250482    10.845265          **       14.167308     12.027618
---------------------------------------------------------------------------------------------------------------------
   Reinvested capital
      gains and
      dividends                          .184927       .833925      .419275                     .717782       .469287
---------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)               (.289863)    (1.261429)     .000000                    (.565055)     (.872191)
---------------------------------------------------------------------------------------------------------------------
   Asset charges                        (.091782)     (.102464)    (.088129)                   (.114312)     (.093441)
---------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $  11.465403     12.720514    11.176411                   14.205723     11.531273
---------------------------------------------------------------------------------------------------------------------
   Percentage increase
      (decrease) in
      unit value*(a)                          (2)%          (4)%          3%                          0%           (4)%
=====================================================================================================================
1993
   Beginning unit value - Jan. 1    $  10.725293     12.196370    10.639809          **       12.875439     11.389202
---------------------------------------------------------------------------------------------------------------------
   Reinvested capital
      gains and
      dividends                          .261975       .781559      .291848                     .527331       .175648
---------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                .761628       .376228      .000000                     .873117       .555361
---------------------------------------------------------------------------------------------------------------------
   Asset charges                        (.086775)     (.103675)    (.086392)                   (.108579)     (.092593)
---------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $  11.662121     13.250482    10.845265                   14.167308     12.027618
---------------------------------------------------------------------------------------------------------------------
   Percentage increase
      (decrease) in
      unit value*(a)                           9%            9%           2%                         10%            6%
=====================================================================================================================

  *    An annualized rate of return cannot be determined as:
       (a) Asset charges do not include the policy charges discussed in note 2; and (b) This investment option was not utilized for the entire year indicated.

 **    This investment option was not available or was not utilized.

***    No other investment options were being utilized.

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                         NBGro         NBLtdMat       NBPart         OppBdFd
                                         -----         --------       ------         -------
1995***
  Beginning unit value - Jan. 1       $15.674452      12.612894      12.574475      14.319149
---------------------------------------------------------------------------------------------
  Reinvested capital
  gains and
  dividends                              .000000        .000000        .000000        .451093
---------------------------------------------------------------------------------------------
  Unrealized gain (loss)                 .341270        .526078       1.059943        .442834
---------------------------------------------------------------------------------------------
  Asset charges                         (.053240)      (.042161)      (.043072)      (.048263)
---------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31         $15.962482      13.096811      13.591346      15.164813
---------------------------------------------------------------------------------------------
  Percentage increase
     (decrease) in
     unit value*(a)                            2%(b)          4%(b)          8%(b)          6%(b)
=============================================================================================
1994
  Beginning unit value - Jan.1                **             **             **             **
---------------------------------------------------------------------------------------------
  Reinvested capital
  gains and
  dividends
---------------------------------------------------------------------------------------------
  Unrealized gain (loss)
---------------------------------------------------------------------------------------------
  Asset charges
---------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31
---------------------------------------------------------------------------------------------
  Percentage increase
     (decrease) in
     unit value*(a)
=============================================================================================
1993
  Beginning unit value - Jan. 1               **             **             **             **
---------------------------------------------------------------------------------------------
  Reinvested capital
  gains and
  dividends
---------------------------------------------------------------------------------------------
  Unrealized gain (loss)
---------------------------------------------------------------------------------------------
  Asset charges
---------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31
---------------------------------------------------------------------------------------------
  Percentage increase
     (decrease) in
     unit value*(a)
=============================================================================================

                                       OppGlSec         OppMult        StDisc2        StSpec2          TCIAdv
                                       --------         -------        -------        -------          ------
1995***
  Beginning unit value - Jan. 1        11.943012       15.453572      15.320395      17.177125       11.321934
--------------------------------------------------------------------------------------------------------------
  Reinvested capital
  gains and
  dividends                              .000000         .337996        .211565        .082118         .411556
--------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                (.362402)        .360634       1.035469       1.207608        1.477165
--------------------------------------------------------------------------------------------------------------
  Asset charges                         (.038476)       (.051825)      (.052579)      (.058224)       (.097738)
--------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31          11.542134       16.100377      16.514850      18.408627       13.112917
--------------------------------------------------------------------------------------------------------------
  Percentage increase
     (decrease) in
     unit value*(a)                           (3)%(b)          4%(b)          8%(b)          7%(b)          16%
==============================================================================================================
1994
  Beginning unit value - Jan.1                **              **             **             **      $11.295721
--------------------------------------------------------------------------------------------------------------
  Reinvested capital
  gains and
  dividends                                                                                            .297670
--------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                                                                              (.181209)
--------------------------------------------------------------------------------------------------------------
  Asset charges                                                                                       (.090248)
--------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                                                                       $11.321934
--------------------------------------------------------------------------------------------------------------
  Percentage increase
     (decrease) in
     unit value*(a)                                                                                          0%
==============================================================================================================
1993
  Beginning unit value - Jan. 1               **              **             **             **      $10.657984
--------------------------------------------------------------------------------------------------------------
  Reinvested capital
  gains and
  dividends                                                                                            .223352
--------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                                                                               .502395
--------------------------------------------------------------------------------------------------------------
  Asset charges                                                                                       (.088010)
--------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                                                                       $11.295721
--------------------------------------------------------------------------------------------------------------
  Percentage increase
     (decrease) in
     unit value*(a)                                                                                          6%
==============================================================================================================

        *      An annualized rate of return cannot be determined as:
               (a) Asset charges do not include the policy charges discussed in note 2; and (b) This investment option was not utilized for the entire year indicated.
        **     This investment option was not available or was not utilized.
        ***    No other investment options were being utilized.

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                     TCIAdv+           TCIBal              TCIGro            TCIInt            VEGoldNR
                                     ------            ------              ------            ------            --------
1995**
  Beginning unit value - Jan. 1   $  11.822996        12.526705          15.745499          10.216142          15.406908
------------------------------------------------------------------------------------------------------------------------
  Reinvested capital
  gains and
  dividends                           0.431938          .187655            .000000            .000000            .075481
------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)              1.547921          .482910            .457100            .294719            .180118
------------------------------------------------------------------------------------------------------------------------
  Asset charges                       0.000000         (.042221)          (.053538)          (.033389)          (.050505)
------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $  13.802855        13.155049          16.149061          10.477472          15.612002
------------------------------------------------------------------------------------------------------------------------
  Percentage increase
     (decrease) in
     unit value* (a)                    17%                 5%(b)              3%(b)              3%(b)           1%(b)
========================================================================================================================
1994
  Beginning unit value - Jan.1    $  11.701906               **                 **                 **                 **
------------------------------------------------------------------------------------------------------------------------
  Reinvested capital
  gains and
  dividends                            .309969
------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)              (.188879)
------------------------------------------------------------------------------------------------------------------------
  Asset charges                        .000000
------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $  11.822996
------------------------------------------------------------------------------------------------------------------------
  Percentage increase
     (decrease) in
     unit value* (a)                         1%
========================================================================================================================
1993
  Beginning unit value - Jan. 1   $  10.953160               **                 **                 **                 **
------------------------------------------------------------------------------------------------------------------------
  Reinvested capital
  gains and
  dividends                            .230690
------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)               .518056
------------------------------------------------------------------------------------------------------------------------
  Asset charges                        .000000
------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $  11.701906
------------------------------------------------------------------------------------------------------------------------
  Percentage increase
     (decrease) in
     unit value* (a)                         7%
========================================================================================================================

                                     VEWrldBd         VKACRESec           WPIntEq           WPSmCoGr
                                     --------         ---------           -------           --------
1995**
  Beginning unit value - Jan. 1   $  13.012850        10.203521          10.236484          10.233506
-----------------------------------------------------------------------------------------------------
  Reinvested capital
  gains and
  dividends                            .245483          .092168            .077521            .000000
-----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)               .038021          .530496            .408042           2.264927
-----------------------------------------------------------------------------------------------------
  Asset charges                       (.042897)        (.033973)          (.034375)          (.037359)
-----------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $  13.253457        10.792212          10.687672          12.461074
-----------------------------------------------------------------------------------------------------
  Percentage increase
     (decrease) in
     unit value* (a)                    2%(b)              6%(b)              4%(b)            22%(b)
=====================================================================================================
1994
  Beginning unit value - Jan.1            **                 **                 **                 **
-----------------------------------------------------------------------------------------------------
  Reinvested capital
  gains and
  dividends
-----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)
-----------------------------------------------------------------------------------------------------
  Asset charges
-----------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31
-----------------------------------------------------------------------------------------------------
  Percentage increase
     (decrease) in
     unit value* (a)
=====================================================================================================
1993
  Beginning unit value - Jan. 1           **                 **                 **                 **
-----------------------------------------------------------------------------------------------------
  Reinvested capital
  gains and
  dividends
-----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)
-----------------------------------------------------------------------------------------------------
  Asset charges
-----------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31
-----------------------------------------------------------------------------------------------------
  Percentage increase
     (decrease) in
     unit value* (a)
=====================================================================================================

          *    An annualized rate of return cannot be determined as:
               (a) Asset charges do not include the policy charges discussed in note 2; and (b) This investment option was not utilized for the entire year indicated.

         **    This investment option was not available or was not utilized.

        ***    No other investment options were being utilized.

          +    For Depositor, see note 1a.

See note 6.

================================================================================

================================================================================

                          Independent Auditors' Report



The Board of Directors and Contract Owners of
    Nationwide VLI Separate Account-3
    Nationwide Life Insurance Company:

   We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-3 as of December 31, 1995, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-3 as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.


                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1996

================================================================================

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE INSURANCE COMPANY                                   Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220      U.S. Postage
                                                                     P A I D
                                                                  Columbus, Ohio
                                                                  Permit No. 521



    Nationwide(R) is a registered federal service mark of Nationwide Mutual
                               Insurance Company.